Federated Hermes Managed Volatility Fund II
Portfolio of Investments
March 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—44.5%
		Communication Services—2.1%
32,341		AT&T, Inc.	$ 569,202
20,953		Comcast Corp., Class A	908,313
3,955		Electronic Arts, Inc.	524,710
979	[1]	Iridium Communications, Inc.	25,611
514	[1]	Match Group, Inc.	18,648
1,278	[1]	Roku, Inc.	83,287
1,106	[1]	T-Mobile USA, Inc.	180,521
16,745		Verizon Communications, Inc.	702,620
6,151		Walt Disney Co.	752,636
2,203	[1]	Warner Bros. Discovery, Inc.	19,232
		TOTAL	3,784,780
		Consumer Discretionary—2.2%
1,164	[1]	Aptiv PLC	92,713
1,520		BorgWarner, Inc.	52,805
1,431	[1]	Carnival Corp.	23,383
2,374		Carter’s, Inc.	201,030
433	[1]	DoorDash, Inc.	59,633
3,043		eBay, Inc.	160,610
535	[1]	Etsy, Inc.	36,765
11,898		Ford Motor Co.	158,005
1,277		Gap (The), Inc.	35,181
5,022		Gentex Corp.	181,395
653		Hilton Worldwide Holdings, Inc.	139,291
2,937		Las Vegas Sands Corp.	151,843
18		Lear Corp.	2,608
118		LKQ Corp.	6,302
446		Lowe’s Cos., Inc.	113,610
2,088		McDonald’s Corp.	588,712
3,723		MGM Resorts International	175,763
2,400	[1]	Mobileye Global, Inc.	77,160
27,280		Newell Brands, Inc.	219,058
223	[1]	O’Reilly Automotive, Inc.	251,740
6,400	[1]	Portillo’s, Inc.	90,752
4,184		Pulte Group, Inc.	504,674
8,787	[1]	Rivian Automotive, Inc.	96,218
327		Ross Stores, Inc.	47,990
521	[1]	Royal Caribbean Cruises, Ltd.	72,424
1,618		Tapestry, Inc.	76,823
16		Thor Industries, Inc.	1,877
17,333		V.F. Corp.	265,888
735		Williams-Sonoma, Inc.	233,385
		TOTAL	4,117,638
		Consumer Staples—3.4%
14,318		Altria Group, Inc.	624,551

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
4,553		Bunge Global S.A.	$ 466,773
2,917		Colgate-Palmolive Co.	262,676
237		Constellation Brands, Inc., Class A	64,407
2,191		General Mills, Inc.	153,304
3,595		Ingredion, Inc.	420,076
2,921		Kimberly-Clark Corp.	377,831
5,447	[1]	Maplebear, Inc.	203,119
2,848		Molson Coors Beverage Co., Class B	191,528
3,393		Mondelez International, Inc.	237,510
1,799		PepsiCo, Inc.	314,843
1,598		Philip Morris International, Inc.	146,409
6,488		Procter & Gamble Co.	1,052,678
26		Seaboard Corp.	83,822
1,606		Smucker (J.M.) Co.	202,147
190	[1]	The Boston Beer Co., Inc., Class A	57,840
3,355		The Coca-Cola Co.	205,259
20,666		WalMart, Inc.	1,243,473
		TOTAL	6,308,246
		Energy—3.5%
3,191		Baker Hughes a GE Co. LLC	106,898
3,850		Chevron Corp.	607,299
7,215		ConocoPhillips	918,325
6,687		Coterra Energy, Inc., Class A	186,434
11,305		Exxon Mobil Corp.	1,314,093
2,785		Hess Corp.	425,102
12,646		Kinder Morgan, Inc.	231,928
14,757		Marathon Oil Corp.	418,213
3,358		Marathon Petroleum Corp.	676,637
2,052		Pioneer Natural Resources, Inc.	538,650
5,880		Schlumberger Ltd.	322,283
2,133		TechnipFMC PLC	53,560
3,000		TXO Partners, LP	53,850
3,088		Valero Energy Corp.	527,091
3,443		Williams Cos., Inc.	134,174
		TOTAL	6,514,537
		Financials—10.0%
2,354		Affiliated Managers Group	394,224
938		American Express Co.	213,573
176		American Financial Group, Inc.	24,020
7,798		American International Group, Inc.	609,570
11,001		Annaly Capital Management, Inc.	216,610
6,226		Axis Capital Holdings Ltd.	404,814
25,224		Bank of America Corp.	956,494
9,626		Bank of New York Mellon Corp.	554,650
5,813	[1]	Berkshire Hathaway, Inc., Class B	2,444,483
272		BlackRock, Inc.	226,766
5,660	[1]	Brighthouse Financial, Inc.	291,716
96,000	[1]	Cab Payments Holdings Ltd.	118,462
812		Charles Schwab Corp.	58,740

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
7,043		Citigroup, Inc.	$ 445,399
422		Comerica, Inc.	23,206
10,085		Corebridge Financial, Inc.	289,742
4,162		Discover Financial Services	545,597
3,031	[1]	Euronet Worldwide, Inc.	333,198
147		First Citizens Bancshares, Inc., Class A	240,345
912	[1]	Fiserv, Inc.	145,756
1,290		Goldman Sachs Group, Inc.	538,820
1,501		Hartford Financial Services Group, Inc.	154,678
27,767		Huntington Bancshares, Inc.	387,350
878		Janus Henderson Group PLC	28,877
10,587		JPMorgan Chase & Co.	2,120,576
1,678		Lincoln National Corp.	53,579
599		M&T Bank Corp.	87,119
5,655		MetLife, Inc.	419,092
6,209		MGIC Investment Corp.	138,833
6,348		Morgan Stanley	597,728
4,695		Old Republic International Corp.	144,230
4,669		OneMain Holdings, Inc.	238,539
40,000	[1]	Oportun Financial Corp.	97,200
1,110	[1]	PayPal Holdings, Inc.	74,359
1,228		PNC Financial Services Group, Inc.	198,445
4,794		Prudential Financial, Inc.	562,816
2,820		Regions Financial Corp.	59,333
407		S&P Global, Inc.	173,158
7,006		SLM Corp.	152,661
6,524		State Street Corp.	504,436
10,824		Synchrony Financial	466,731
1,966		The Travelers Cos., Inc.	452,455
4,802		Truist Financial Corp.	187,182
11,165		Virtu Financial, Inc.	229,106
627		Webster Financial Corp. Waterbury	31,833
20,200		Wells Fargo & Co.	1,170,792
18,345		Western Union Co.	256,463
761	[1]	WEX, Inc.	180,760
695		Willis Towers Watson PLC	191,125
		TOTAL	18,435,641
		Health Care—6.8%
2,618		Abbott Laboratories	297,562
32,000	[1]	AbCellera Biologics, Inc.	144,960
102		Agilent Technologies, Inc.	14,842
4,000	[1]	Alto Neuroscience, Inc.	61,400
7,373	[1]	Boston Scientific Corp.	504,977
2,000	[1]	Bridgebio Pharma, Inc.	61,840
10,406		Bristol-Myers Squibb Co.	564,317
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
3,926		Cardinal Health, Inc.	439,319
5,136	[1]	Centene Corp.	403,073
2,873		CVS Health Corp.	229,150

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,124		Danaher Corp.	$ 530,405
914		Elevance Health, Inc.	473,946
9,581	[1]	Exelixis, Inc.	227,357
1,778	[1]	Galderma Group AG	124,895
218	[1]	GE HealthCare Technologies, Inc.	19,818
8,068		Gilead Sciences, Inc.	590,981
1,681		HCA Healthcare, Inc.	560,664
308		Humana, Inc.	106,790
1,045	[1]	Illumina, Inc.	143,499
238	[1]	Incyte Genomics, Inc.	13,559
4,800	[1]	Inmode Ltd.	103,728
649	[1]	Jazz Pharmaceuticals PLC	78,153
9,340		Johnson & Johnson	1,477,495
1,040		McKesson Corp.	558,324
2,051		Medtronic PLC	178,745
10,875		Merck & Co., Inc.	1,434,956
4,000	[1]	Mirum Pharmaceuticals, Inc.	100,480
1,251	[1]	Moderna, Inc.	133,307
9,082		Pfizer, Inc.	252,025
3,000	[1]	Progyny, Inc.	114,450
3,661	[1]	R1 RCM, Inc.	47,154
354	[1]	Regeneron Pharmaceuticals, Inc.	340,721
24,000	[1]	Sagimet Biosciences, Inc.	130,080
2,400	[1]	Schrodinger, Inc.	64,800
10,000	[1]	Skymark Airlines, Inc.	66,520
997		STERIS PLC	224,145
18,908	[1]	Teladoc Health, Inc.	285,511
1,300	[1]	Tenet Healthcare Corp.	136,643
1,045		The Cigna Group	379,534
541		Thermo Fisher Scientific, Inc.	314,435
728		UnitedHealth Group, Inc.	360,142
588	[1]	Vertex Pharmaceuticals, Inc.	245,790
63		Zimmer Biomet Holdings, Inc.	8,315
		TOTAL	12,549,815
		Industrials—6.3%
5,762		3M Co.	611,175
290		Acuity Brands, Inc.	77,932
513		AECOM	50,315
1,697		Allison Transmission Holdings, Inc.	137,729
268		Automatic Data Processing, Inc.	66,930
4,193	[1]	Azek Co., Inc.	210,572
2,693	[1]	Boeing Co.	519,722
1,530		Broadridge Financial Solutions	313,436
2,417	[1]	Builders Firstsource, Inc.	504,065
2,301		C.H. Robinson Worldwide, Inc.	175,198
325		Caterpillar, Inc.	119,090
1,605	[1]	Core & Main, Inc.	91,886
4,298		CSX Corp.	159,327
197		Cummins, Inc.	58,046

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
186		Donaldson Co., Inc.	$ 13,890
1,267		Eaton Corp. PLC	396,166
727		Emcor Group, Inc.	254,595
24,000	[1]	Eurogroup Laminations S.p.A.	97,718
3,453		Expeditors International Washington, Inc.	419,781
667		FedEx Corp.	193,257
2,543		Ferguson PLC	555,468
5,362		Fortune Brands Innovations, Inc.	454,001
3,445		General Electric Co.	604,701
4,607		Graco, Inc.	430,570
2,412		Honeywell International, Inc.	495,063
599		Hubbell, Inc.	248,615
2,303		Hunt (J.B.) Transportation Services, Inc.	458,873
3,432		Ingersoll-Rand, Inc.	325,868
6,071		KBR, Inc.	386,480
2,133		L3Harris Technologies, Inc.	454,542
1,825		Landstar System, Inc.	351,787
3,586		MSC Industrial Direct Co.	347,985
6		Northrop Grumman Corp.	2,872
1,139		Otis Worldwide Corp.	113,069
917		Owens Corning, Inc.	152,956
703		Parker-Hannifin Corp.	390,720
553		Pentair PLC	47,248
271		Republic Services, Inc.	51,880
1,749		RTX Corp	170,580
1,440		Ryder System, Inc.	173,074
6,400	[1]	Shoals Technologies Group, Inc.	71,552
960		Trane Technologies PLC	288,192
813		TransUnion	64,877
606	[1]	Veralto Corp.	53,728
2,497		Vertiv Holdings Co.	203,930
432		Waste Management, Inc.	92,081
5,343	[1]	Willscot Corp.	248,450
		TOTAL	11,709,992
		Information Technology—4.0%
3,425	[1]	Advanced Micro Devices, Inc.	618,178
1,139		Applied Materials, Inc.	234,896
1,468	[1]	AppLovin Corp.	101,615
1,367	[1]	CCC Intelligent Solutions Holdings, Inc.	16,349
6,661	[1]	Ciena Corp.	329,387
3,055	[1]	Cirrus Logic, Inc.	282,771
15,213		Cisco Systems, Inc.	759,281
15,450	[1]	DXC Technology Co.	327,695
220	[1]	GoDaddy, Inc.	26,110
20,254		Hewlett Packard Enterprise Co.	359,103
1,326		IBM Corp.	253,213
18,124		Intel Corp.	800,537
11,380		Juniper Networks, Inc.	421,743
306		Lam Research Corp.	297,300

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,875		Marvell Technology, Inc.	$ 487,300
733		Micron Technology, Inc.	86,413
259		MKS Instruments, Inc.	34,447
5,301	[1]	Nutanix, Inc.	327,178
3,882		Oracle Corp.	487,618
609	[1]	Pure Storage, Inc.	31,662
2,338	[1]	Qorvo, Inc.	268,473
494		Qualcomm, Inc.	83,634
110		Roper Technologies, Inc.	61,692
2,154	[1]	Salesforce, Inc.	648,742
1,375	[1]	Twilio, Inc.	84,081
1,939	[1]	UiPath, Inc.	43,957
		TOTAL	7,473,375
		Materials—2.1%
1,125		Ashland, Inc.	109,541
643		Avery Dennison Corp.	143,550
6,345		Dow, Inc.	367,566
1,932		Ecolab, Inc.	446,099
231		International Flavors & Fragrances, Inc.	19,864
6,400	[1]	Ivanhoe Electric, Inc.	62,720
2,392		Linde PLC	1,110,653
10,000	[1]	Lithium Royalty Corp.	54,852
1,822		LyondellBasell Industries NV	186,354
813		Mosaic Co./The	26,390
305		Newmarket Corp.	193,559
1,570		Nucor Corp.	310,703
2,179		Olin Corp.	128,125
149		Packaging Corp. of America	28,277
147		PPG Industries, Inc.	21,300
579		Royal Gold, Inc.	70,528
41,074		SSR Mining, Inc.	183,190
963		Steel Dynamics, Inc.	142,746
6,682		WestRock Co.	330,425
		TOTAL	3,936,442
		Real Estate—2.0%
13,216		Apartment Income REIT Corp.	429,124
2,441		Avalonbay Communities, Inc.	452,952
2,541	[1]	CBRE Group, Inc.	247,087
4,078		Cubesmart	184,407
480		Digital Realty Trust, Inc.	69,139
607		Equinix, Inc.	500,975
6,245		Host Hotels & Resorts, Inc.	129,147
102	[1]	Howard Hughes Holdings, Inc.	7,407
1,069		Iron Mountain, Inc.	85,744
617		ProLogis, Inc.	80,346
1,490		Public Storage	432,189
484		SBA Communications Corp.	104,883
3,468		Simon Property Group, Inc.	542,707

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
13,379	Weyerhaeuser Co.	$ 480,440
	TOTAL	3,746,547
	Utilities—2.1%
3,950	Atmos Energy Corp.	469,536
7,530	CenterPoint Energy, Inc.	214,530
14,768	Clearway Energy, Inc.	317,660
6,817	Clearway Energy, Inc.	157,132
438	Duke Energy Corp.	42,359
4,587	Entergy Corp.	484,754
6,131	NextEra Energy, Inc.	391,832
7,969	Public Service Enterprises Group, Inc.	532,170
11,693	UGI Corp.	286,946
7,095	Vistra Corp.	494,167
8,708	Xcel Energy, Inc.	468,055
	TOTAL	3,859,141
	TOTAL COMMON STOCKS (IDENTIFIED COST $61,630,000)	82,436,154
	U.S. TREASURIES—16.2%
	Treasury Inflation-Indexed Note—0.0%
$ 13,014	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,403
	U.S. Treasury Bond—2.9%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	96,413
760,000	United States Treasury Bond, 1.625%, 11/15/2050	429,319
660,000	United States Treasury Bond, 2.375%, 2/15/2042	490,985
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,941
2,950,000	United States Treasury Bond, 2.875%, 5/15/2052	2,232,720
1,000	United States Treasury Bond, 3.000%, 11/15/2044	801
900,000	United States Treasury Bond, 3.000%, 2/15/2049	701,508
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	879,415
225,000	United States Treasury Bond, 4.250%, 2/15/2054	221,360
200,000	United States Treasury Bond, 4.500%, 2/15/2044	201,161
	TOTAL	5,268,623
	U.S. Treasury Note—13.3%
330,000	United States Treasury Note, 0.625%, 7/31/2026	301,548
200,000	United States Treasury Note, 0.875%, 11/15/2030	161,939
675,000	United States Treasury Note, 1.250%, 12/31/2026	619,712
300,000	United States Treasury Note, 1.375%, 11/15/2031	245,119
400,000	United States Treasury Note, 1.500%, 1/31/2027	368,924
200,000	United States Treasury Note, 1.625%, 5/15/2031	168,595
900,000	United States Treasury Note, 1.750%, 12/31/2024	877,578
325,000	United States Treasury Note, 1.750%, 3/15/2025	315,034
500,000	United States Treasury Note, 2.125%, 11/30/2024	489,913
50,000	United States Treasury Note, 2.250%, 11/15/2027	46,508
2,450,000	United States Treasury Note, 2.500%, 4/30/2024	2,443,894
500,000	United States Treasury Note, 2.500%, 5/31/2024	497,581
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,601,835
500,000	United States Treasury Note, 2.750%, 4/30/2027	476,231
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,414,180
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,064

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 680,000	United States Treasury Note, 3.000%, 6/30/2024	$ 676,070
110,000	United States Treasury Note, 3.125%, 8/31/2027	105,678
250,000	United States Treasury Note, 3.625%, 3/31/2028	243,759
150,000	United States Treasury Note, 3.875%, 11/30/2027	147,611
1,500,000	United States Treasury Note, 4.000%, 1/31/2029	1,484,924
225,000	United States Treasury Note, 4.000%, 2/15/2034	221,343
300,000	United States Treasury Note, 4.125%, 7/31/2028	298,231
600,000	United States Treasury Note, 4.250%, 2/28/2029	600,958
300,000	United States Treasury Note, 4.250%, 2/28/2031	300,627
1,600,000	United States Treasury Note, 4.375%, 11/30/2030	1,613,564
250,000	United States Treasury Note, 4.500%, 11/15/2033	255,644
150,000	United States Treasury Note, 4.625%, 6/30/2025	149,461
750,000	United States Treasury Note, 4.625%, 2/28/2026	749,445
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,804,386
	TOTAL	24,719,356
	TOTAL U.S. TREASURIES (IDENTIFIED COST $32,379,230)	29,998,382
	CORPORATE BONDS—12.0%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	46,298
75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	72,837
	TOTAL	119,135
	Basic Industry - Metals & Mining—0.1%
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	74,152
20,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	20,281
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	55,654
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	20,563
	TOTAL	170,650
	Capital Goods - Aerospace & Defense—0.4%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	115,193
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	30,842
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	75,285
85,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	79,870
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	24,449
110,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	104,304
100,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	98,732
90,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	87,904
95,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	95,230
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	96,031
	TOTAL	807,840
	Capital Goods - Building Materials—0.1%
35,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	32,331
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,734
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	85,916
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	26,287
20,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	22,039
	TOTAL	186,307
	Capital Goods - Construction Machinery—0.1%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	96,095

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 170,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	$ 160,846
	TOTAL	256,941
	Capital Goods - Diversified Manufacturing—0.2%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	43,138
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	31,240
50,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	48,632
65,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	57,653
70,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	65,020
30,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	30,399
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	37,969
	TOTAL	314,051
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	123,778
	Communications - Cable & Satellite—0.3%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	46,378
100,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.250%, 4/1/2053	79,284
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	14,850
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	215,940
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	147,543
90,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	74,996
	TOTAL	578,991
	Communications - Media & Entertainment—0.3%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	68,879
50,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	49,910
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	48,122
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	70,316
65,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	50,393
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	35,156
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	89,374
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	85,997
	TOTAL	498,147
	Communications - Telecom Wireless—0.3%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	42,355
60,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	39,912
100,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	68,506
105,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	77,385
50,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	49,852
90,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	90,138
60,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	59,102
70,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	66,905
	TOTAL	494,155
	Communications - Telecom Wirelines—0.3%
150,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	140,311
203,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	147,096
45,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	45,607
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	39,118
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	84,212
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	62,566

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	$ 83,952
	TOTAL	602,862
	Consumer Cyclical - Automotive—0.4%
75,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	75,641
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	133,638
150,000	Ford Motor Co., Sr. Unsecd. Note, 6.100%, 8/19/2032	152,093
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	89,847
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	101,119
75,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	75,132
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	60,855
	TOTAL	688,325
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	39,294
90,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	81,671
160,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	142,326
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,278
20,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	19,369
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	36,797
	TOTAL	358,735
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	41,523
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	112,905
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	13,102
100,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	90,048
	TOTAL	257,578
	Consumer Non-Cyclical - Food/Beverage—0.4%
25,000	Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	25,129
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	65,432
15,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	14,880
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	20,975
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	96,148
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	120,518
70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	59,162
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	46,781
90,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	76,639
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	126,717
	TOTAL	652,381
	Consumer Non-Cyclical - Health Care—0.3%
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	21,203
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	24,474
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	68,952
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	60,041
90,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	57,211
65,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	58,220
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	55,305
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	25,081
70,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	71,111
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,701
	TOTAL	451,299

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
$ 83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$ 81,135
125,000	AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	128,763
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	110,975
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	112,165
75,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	61,250
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	59,118
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	50,209
45,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	46,317
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	53,801
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	34,187
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	30,632
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	59,177
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	59,106
45,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	44,773
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	57,391
115,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	79,336
	TOTAL	1,068,335
	Consumer Non-Cyclical - Tobacco—0.1%
50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	38,638
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	106,283
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	25,827
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	57,576
	TOTAL	228,324
	Energy - Independent—0.2%
100,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	85,885
55,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	58,662
80,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	81,599
100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	107,838
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	67,186
	TOTAL	401,170
	Energy - Integrated—0.0%
80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	57,512
	Energy - Midstream—0.5%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	39,300
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	39,437
55,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	54,664
35,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	31,326
115,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	84,602
15,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	15,055
60,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	60,994
95,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	94,275
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	52,037
110,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	106,907
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	65,976
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	20,965
110,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	99,800
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	91,222
100,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	90,017
	TOTAL	946,577

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Oil Field Services—0.0%
$ 85,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	$ 79,870
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	66,791
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	46,706
75,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	64,121
	TOTAL	177,618
	Financial Institution - Banking—2.4%
100,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	99,432
115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	112,887
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	110,508
350,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	328,444
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	49,868
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	100,690
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	74,024
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	48,559
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	67,597
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	80,796
195,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	187,821
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	85,571
70,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	71,121
110,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	109,895
60,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	59,316
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	102,377
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,580
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	137,920
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	222,611
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	96,541
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	97,813
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,412
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	307,513
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	75,316
75,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	76,637
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	69,771
20,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	19,969
30,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	31,658
45,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	44,664
50,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	50,466
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	309,474
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	31,986
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	44,161
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	84,546
110,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	102,669
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	43,334
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	50,239
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	50,632
125,000	US Bancorp, 4.967%, 7/22/2033	118,233
30,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	30,589
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	29,824
50,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	50,136

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	$ 107,305
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	285,306
	TOTAL	4,393,211
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	39,808
100,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	81,301
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	98,761
	TOTAL	219,870
	Financial Institution - Finance Companies—0.2%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	147,401
50,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	50,050
85,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	86,348
40,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	41,200
	TOTAL	324,999
	Financial Institution - Insurance - Health—0.1%
90,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	87,870
145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	109,841
	TOTAL	197,711
	Financial Institution - Insurance - Life—0.3%
45,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	45,941
50,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	51,285
10,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	8,811
110,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	105,272
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	84,714
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	49,970
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	54,686
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	83,865
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	67,595
	TOTAL	552,139
	Financial Institution - Insurance - P&C—0.3%
75,000	Aon North America, Inc., 5.750%, 3/1/2054	76,961
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	81,445
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,000
125,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	126,774
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	260,341
45,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	46,653
	TOTAL	621,174
	Financial Institution - REIT - Apartment—0.2%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	128,762
75,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	73,010
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	132,352
110,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	103,276
	TOTAL	437,400
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	79,581
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	119,452
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	64,380
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	98,056
	TOTAL	361,469

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.1%
$ 130,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$ 98,828
100,000		Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	96,415
40,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,832
		TOTAL	224,075
		Financial Institution - REIT - Other—0.1%
70,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	65,410
50,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	50,000
		TOTAL	115,410
		Financial Institution - REIT - Retail—0.1%
75,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	80,333
135,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	130,199
		TOTAL	210,532
		Technology—0.8%
165,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	117,637
65,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	41,087
65,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	64,010
112,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	108,260
20,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	18,921
5,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,981
50,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	46,480
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,145
45,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	45,362
100,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	98,035
95,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	88,497
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	96,981
50,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	50,028
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	42,752
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	194,906
125,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	90,381
85,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	88,848
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	105,871
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	24,396
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	36,541
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	28,497
		TOTAL	1,466,616
		Technology Services—0.1%
110,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	101,265
85,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	84,369
90,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	75,418
		TOTAL	261,052
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	73,434
75,000	[3]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	74,402
110,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	82,438
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	55,552
100,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	87,668
		TOTAL	373,494
		Transportation - Services—0.3%
45,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	44,455

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 70,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	$ 68,658
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	48,719
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	73,394
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	65,198
30,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	30,338
70,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	70,981
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	46,903
75,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	75,382
	TOTAL	524,028
	Utility - Electric—1.1%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	145,801
60,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	60,943
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	83,904
75,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	77,342
15,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	16,515
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	64,305
100,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	94,455
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	94,463
75,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	67,962
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	72,048
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	41,141
100,000	Enel Finance International S.A., Co. Guarantee, 144A, 6.000%, 10/7/2039	101,544
190,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	157,001
25,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,919
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	87,718
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	84,726
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	88,084
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	48,942
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	170,386
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	54,534
10,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,074
100,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	95,677
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	111,591
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	96,266
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,043
	TOTAL	1,965,384
	Utility - Natural Gas—0.2%
25,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	28,279
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	33,675
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	69,935
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	121,667
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	99,267
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	83,807
	TOTAL	436,630
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,851,923)	22,205,775
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
	Agency—0.1%
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	280,949

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—0.4%
$ 110,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	$ 98,272
85,000		Bank, Class A4, 3.488%, 11/15/2050	79,131
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	161,812
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	48,437
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	195,245
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	92,482
		TOTAL	675,379
		Federal Home Loan Mortgage Corporation—0.1%
223,762		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	201,633
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,274,833)	1,157,961
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
200,000		Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $198,582)	189,888
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
2,558		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,617
1,587		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,636
4,605		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,709
5,783		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,924
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,495)	14,886
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,498	[3]	Federal National Mortgage Association ARM, 6.094%, 9/1/2037 (IDENTIFIED COST $1,501)	1,538
	[1]	PURCHASED PUT OPTIONS—0.0%
60,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $31,384,200, Exercise Price $480, Expiration Date 4/19/2024	19,500
60,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $31,384,200, Exercise Price $500. Expiration Date 4/12/2024	23,700
60,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $31,384,200, Exercise Price $505. Expiration Date 4/5/2024	8,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $127,884)	51,300
		INVESTMENT COMPANIES—20.5%
53,652		Bank Loan Core Fund	469,996
337,857		Emerging Markets Core Fund	2,865,025
525,161		Federated Hermes High Income Bond Fund II, Class P	2,835,871
1,133		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,970
3,283,945		Mortgage Core Fund	27,125,383
530,195		Project and Trade Finance Core Fund	4,686,925
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,370,794)	37,994,170
		REPURCHASE AGREEMENT—5.1%
$9,321,000		Interest in $1,772,000,000 joint repurchase agreement 5.34%, dated 3/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,773,051,387 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,807,708,104. (IDENTIFIED COST $9,321,000)	9,321,000
		TOTAL INVESTMENT IN SECURITIES—99% (IDENTIFIED COST $168,170,242)	183,371,054
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	1,922,946
		TOTAL NET ASSETS—100%	$185,294,000

At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	280	$74,319,000	June 2024	$1,143,887
United States Treasury Notes 2-Year Long Futures	5	$1,022,422	June 2024	$(761)
United States Treasury Notes 5-Year Long Futures	125	$13,376,953	June 2024	$24,124
United States Treasury Notes 10-Year Ultra Long Futures	29	$3,323,672	June 2024	$10,430
Short Futures:
United States Treasury Notes 10-Year Short Futures	43	$4,764,266	June 2024	$(13,174)
United States Treasury Ultra Bond Short Futures	18	$2,322,000	June 2024	$(24,408)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,140,098
The average notional value of long and short futures contracts held by the Fund throughout the period was $86,449,711 and $14,942,395, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $122,575 and $35,700, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers during the period ended March 31, 2024, were as follows:
Affiliates	Value as of 12/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2024	Shares Held as of 3/31/2024	Dividend Income
Bank Loan Core Fund	$15,220	$453,728	$—	$1,048	$—	$469,996	53,652	$3,724
Emerging Markets Core Fund	$2,150,161	$640,602	$—	$74,262	$—	$2,865,025	337,857	$40,626
Federated Hermes High Income Bond Fund II, Class P	$2,458,157	$507,009	$—	$(129,295)	$—	$2,835,871	525,161	$318,096
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,048	$91	$—	$(169)	$—	$10,970	1,133	$152
Mortgage Core Fund	$26,890,940	$843,098	$—	$(608,655)	$—	$27,125,383	3,283,945	$318,096
Project and Trade Finance Core Fund	$3,897,234	$765,781	$—	$23,910	$—	$4,686,925	530,195	$65,782
TOTAL OF AFFILIATED TRANSACTIONS	$35,422,760	$3,210,309	$—	$(638,899)	$—	$37,994,170	4,731,943	$746,476

1	Non-income-producing security.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Co-Advisers acting through their Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$76,819,745	$—	$1,008	$76,820,753
International	5,332,701	282,700	—	5,615,401
Debt Securities:
U.S. Treasuries	—	29,998,382	—	29,998,382
Corporate Bonds	—	22,205,775	—	22,205,775
Collateralized Mortgage Obligations	—	1,157,961	—	1,157,961
Foreign Governments/Agency	—	189,888	—	189,888
Mortgage-Backed Securities	—	14,886	—	14,886
Adjustable Rate Mortgages	—	1,538	—	1,538
Purchased Put Options	51,300	—	—	51,300
Repurchase Agreement	—	9,321,000	—	9,321,000
Investment Companies[1]	33,307,245	—	—	37,994,170
TOTAL SECURITIES	$115,510,991	$63,172,130	$1,008	$183,371,054
Other Financial Instruments:[2]
Assets	$1,178,441	$—	$—	$1,178,441
Liabilities	(38,343)	—	—	(38,343)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,140,098	$—	$—	$1,140,098

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $4,686,925 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt